UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21897

Manager Directed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Scott M. Ostrowski, President

Manager Directed Portfolios

c/o U.S. Bank Global Fund Services

777 East Wisconsin Avenue, 6th Floor

Milwaukee, WI 53202
(Name and address of agent for service)

(414) 516-3087

Registrant’s telephone number, including area code

Date of fiscal year end: May 31, 2025

Date of reporting period: November 30, 2024

Item 1. Reports to Stockholders.

(a)

Twin Oak Short Horizon Absolute Return ETF
TOAK (Principal U.S. Listing Exchange: NYSE)
Semi-Annual Shareholder Report | November 30, 2024
This semi-annual shareholder report contains important information about the Twin Oak Short Horizon Absolute Return ETF (the “Fund”) for the period of  August 19, 2024 (commencement of operations), to November 30, 2024. You can find additional information about the Fund at https://twinoaketfs.com/TOAK. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FROM AUGUST 19, 2024 TO NOVEMBER 30, 2024?  (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Annualized costs paid as a percentage of a $10,000 investment
Twin Oak Short Horizon Absolute Return ETF	$20*	0.56%
*	Amount shown reflects the expenses of the Fund from August 19, 2024 (commencement of operations) through November 30, 2024. Expenses would be higher if the Fund had been in operations for the full year.
KEY FUND STATISTICS (as of November 30, 2024)

Net Assets	$13,832,590
Number of Holdings	2
Portfolio Turnover Rate	0%
Weighted Average Maturity (Years)	0.13
WHAT DID THE FUND INVEST IN? (as of November 30, 2024)

Top Holdings (% of Net Assets)
SPDR S&P 500 ETF Trust Call Options	64.7%
SPDR S&P 500 ETF Trust Put Options	34.8%

Credit Breakdown* (% of Net Assets)
AA	99.5%
Cash & Cash Equivalent	0.5%
*	The Fund’s portfolio is comprised of FLEX Options, the rating listed represents the counterparty rating for those positions as assigned by S&P Global.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information (when available), scan the QR code above or visit https://twinoaketfs.com/TOAK.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at  1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Twin Oak Short Horizon Absolute Return ETF	PAGE 1	TSR-SAR-56170L661

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the financial statements filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Twin Oak Short Horizon Absolute Return ETF
Core Financial Statements
November 30, 2024 (Unaudited)

Twin Oak Short Horizon Absolute Return ETF
Schedule of Investments
November 30, 2024 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 99.5%
Call Options - 64.7%
SPDR S&P 500 ETF Trust, Expiration: 01/17/2025; Exercise Price: $20.00(a)(b)	$9,279,270	154	$8,956,971
Put Options - 34.8%
SPDR S&P 500 ETF Trust, Expiration: 01/17/2025; Exercise Price: $920.00(a)(b)	9,279,270	154	4,808,302
TOTAL PURCHASED OPTIONS (Cost $13,689,304)			13,765,273
TOTAL INVESTMENTS - 99.5% (Cost $13,689,304)			13,765,273
Money Market Deposit Account - 0.6%(c)			77,478
Liabilities in Excess of Other Assets - (0.1)%			(10,161)
TOTAL NET ASSETS - 100.0%			$13,832,590

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
(c)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of November 30, 2024 was 3.56%.

The accompanying notes are an integral part of these financial statements.

1

Twin Oak Short Horizon Absolute Return ETF
Statement of Assets and Liabilities
at November 30, 2024 (Unaudited)

ASSETS:
Investments, at value	$13,765,273
Cash & cash equivalents	68,946
Interest receivable	1,061
Total assets	13,835,280
LIABILITIES:
Payable to adviser	2,690
Total liabilities	2,690
NET ASSETS	$ 13,832,590
Net Assets Consists of:
Paid-in capital	$13,712,613
Total distributable earnings	119,977
Total net assets	$ 13,832,590
Net assets	$13,832,590
Shares issued and outstanding(a)	510,000
Net asset value per share	$27.12
Cost:
Investments, at cost	$13,689,304

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

2

Twin Oak Short Horizon Absolute Return ETF
Statement of Operations
For the Period Ended November 30, 2024(a) (Unaudited)

INVESTMENT INCOME:
Interest income	$1,100
Total investment income	1,100
EXPENSES:
Investment advisory fees (Note 5)	12,089
Interest expense	8,515
Total expenses	20,604
Fees waived by advisor (Note 5)	(5,373)
Net expenses	15,231
Net investment loss	(14,131)
REALIZED AND UNREALIZED GAIN
Net realized gain from:
Investments	58,139
Net change in unrealized appreciation on:
Investments	75,969
Net realized and unrealized gain on investments	134,108
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 119,977

(a)	The Fund commenced operations on August 19, 2024.
The accompanying notes are an integral part of these financial statements.

3

Twin Oak Short Horizon Absolute Return ETF
Statements of Changes in Net Assets

Period Ended November 30, 2024(a) (Unaudited)
OPERATIONS:
Net investment loss	$(14,131)
Net realized gain	58,139
Net change in unrealized appreciation	75,969
Net increase in net assets from operations	119,977
CAPITAL TRANSACTIONS:
Subscriptions	18,840,580
Redemptions	(5,127,967)
Net increase in net assets from capital transactions	13,712,613
NET INCREASE IN NET ASSETS	13,832,590
NET ASSETS:
Beginning of period	—
End of period	$ 13,832,590
SHARES TRANSACTIONS
Subscriptions	700,000
Redemptions	(190,000)
Total increase in shares outstanding	510,000

(a)	The Fund commenced operations on August 19, 2024.
The accompanying notes are an integral part of these financial statements.

4

Twin Oak Short Horizon Absolute Return ETF
Financial Highlights

August 19, 2024(a) through November 30, 2024(a) (Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$26.81
INVESTMENT OPERATIONS:
Net investment loss(b)	(0.04)
Net realized and unrealized gain on investments	0.35
Total from investment operations	0.31
Net asset value, end of period	$27.12
TOTAL RETURN(d)	1.23%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$13,833
Ratio of expenses to average net assets:
Before fees waived(c)(e)	0.76%
After fees waived(c)(e)	0.56%
Ratio of dividends and interest expense to average net assets(c)(e)	0.31%
Ratio of operational expenses to average net assets excluding dividends and interest expense(e)	0.25%
Ratio of net investment loss to average net assets(e)	(0.52)%
Portfolio turnover rate(d)(f)	0%

(a)	Commencement of operations was August 19, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)	Includes borrowing and investment-related expenses not covered by the Fund’s fee waiver agreement. The interest expense had an impact of 0.31% on the Fund’s expense ratio. See Note 4.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

5

Twin Oak ETFs
NOTES TO FINANCIAL STATEMENTS
at November 30, 2024 (Unaudited)
NOTE 1 – ORGANIZATION
The Twin Oak Short Horizon Absolute Return ETF (the “Fund”) is a series of Manager Directed Portfolios (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and was organized as a Delaware statutory trust on April 4, 2006. The Fund is classified as a diversified open-end investment management company under the 1940 Act. The Fund commenced operations on August 19, 2024. Twin Oak ETF Company (the “Advisor”) serves as the investment advisor to the Fund. The Advisor has engaged Exchange Traded Concepts, LLC ("ETC" or the "Sub-Adviser") as sub-adviser to provide trading services as well as proxy voting and other non-portfolio management services to the Fund. The Fund seeks capital appreciation with low price volatility.
NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update ASU 2013-08.
A.	Security Valuation: All investments in securities are recorded at their estimated fair value, as described in Note 3.
B.
Federal Income Taxes: It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income or excise tax provisions are required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken or expected to be taken on a tax return. The Fund identifies its major tax jurisdictions as U.S. Federal and the state of Delaware.
C.
Securities Transactions, Income and Distributions: Securities transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost. Interest income is recorded on an accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Discounts and premiums on fixed income securities are amortized using the effective interest method.

The Fund distributes substantially all of its net investment income and net realized capital gains, if any, annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes. The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these book/tax differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax treatment.
D.
Use of Estimates: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

E.	Redemption Fees: The Fund does not charge redemption fees to shareholders.
F.
Reclassification of Capital Accounts: GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

6

Twin Oak ETFs
NOTES TO FINANCIAL STATEMENTS
at November 30, 2024 (Unaudited)(Continued)
G.
Events Subsequent to the Fiscal Period End: In preparing the financial statements as of November 30, 2024, management considered the impact of subsequent events for potential recognition or disclosure in the financial statements and has concluded that no additional recognition or disclosures are necessary.

NOTE 3 – SECURITIES VALUATION
The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:
Level 1 –
Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.
Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.
Option Contracts. The Twin Oak ETF’s investment strategies make use of over-the-counter options (“OTC Options”) FLexible EXchange® Options (“FLEX Options”) or a combination. FLEX Options are customizable exchange-traded option contracts guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options will generally be valued at the theoretical model-based price provided CBOE at the official close of the exchange for the trading date.
Options held by the Fund will include options on domestic equity securities of any market capitalization, options on ETFs that primarily invest in domestic equity securities of any market capitalization, individual equity securities of any market capitalization, and options on equity indices of any market capitalization. The Fund may also hold direct investments in the assets underlying the options as part of the redemption process with authorized participants. The minimum expiry date of an option is zero days and the maximum expiry date is one year.
Call Options. Purchasing a call option gives the Fund the right to purchase shares of the reference asset at a specified price (“strike price”) until a specified date (“expiration date”) (“American-style options”) or at the expiration date (“European-style options”). The buyer of the call option pays an amount (“Premium”) for buying the option. In the event the reference asset appreciates above the strike price, the Fund can exercise the option and receive the reference asset (for physically settled options)or receive the difference between the value of the reference asset and the strike price (for cash settled options). In the event the reference asset closes below the strike price, the call option may end up worthless. In such a case, the Fund’s loss at the time of the option’s expiration is limited to the amount of Premium it paid.
Put Options. Purchasing a put option gives the Fund the right to sell shares of a reference asset at a strike price until the expiration date (“American-style options”) or at the expiration date (“European-style options”). The buyer of the put option pays an amount (“Premium”) for buying the option. In the event the reference asset declines in value below the strike price and the Fund exercises its put option, the Fund will be entitled to sell the reference asset at the strike price by delivering the reference asset (for physically settled options) or receive the difference between the strike price and the value of the reference asset (for cash settled options). In the event the reference asset closes above the strike price as of the expiration date, the put option may end up worthless and the Fund’s loss at the time of the option’s expiration is limited to the amount of Premium it paid.

7

Twin Oak ETFs
NOTES TO FINANCIAL STATEMENTS
at November 30, 2024 (Unaudited)(Continued)
Registered Investment Companies: Investments in registered investment companies (e.g., mutual funds) are generally priced at the ending NAV provided by the applicable registered investment company’s service agent and will be classified in Level 1 of the fair value hierarchy. Exchange-traded funds are valued at the last reported sale price on the exchange on which that security is principally traded.
Short-Term Debt Securities: Debt securities, including short-term debt instruments having a maturity of less than 60 days, are valued at the evaluated mean price supplied by an approved pricing service. Pricing services may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. Short-term securities are generally classified in Level 1 or Level 2 of the fair market hierarchy depending on the inputs used and market activity levels for specific securities.
In the absence of prices from a pricing service or in the event that market quotations are not readily available, fair value will be determined under the Fund’s valuation procedures adopted pursuant to Rule 2a-5. Pursuant to those procedures, the Board has appointed the Advisor as the Fund’s valuation designee (the “Valuation Designee”) to perform all fair valuations of the Fund’s portfolio investments, subject to the Board’s oversight. As the Valuation Designee, the Advisor has established procedures for its fair valuation of the Fund’s portfolio investments. These procedures address, among other things, determining when market quotations are not readily available or reliable and the methodologies to be used for determining the fair value of investments, as well as the use and oversight of third-party pricing services for fair valuation.
Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the fair valuation hierarchy of the Fund’s securities as of November 30, 2024:

Investments	Level 1	Level 2	Level 3	Total
Purchased Options	$—	$13,765,273	$—	$13,765,273
Total Investments	$—	$13,765,273	$—	$13,765,273

Refer to the Schedule of Investments for further disaggregation of investment categories.
NOTE 4 – Derivatives
As a principal investment strategy, the Fund invests in defined risk options. Defined risk options are options for which the maximum loss for any option during each expiry period is no more than the premium invested to enter the option position. The Fund may purchase and sell option contracts. Options are considered derivatives and the Advisor intends to limit the Fund’s investments in options in order for the Fund to qualify as a limited derivatives user as defined in Rule 18f-4 under the 1940 Act.
The following is a summary of the derivative instruments for the Fund as of November 30, 2024, as reflected within the Statement of Assets and Liabilities:

Assets	Investments at Value[1]
Exchange-traded asset derivatives Equity Contracts	$13,765,273

[1]	Represents purchased options at value.
Transactions in the derivative instruments for the Fund during the period ended November 30, 2024, as reflected within the Statement of Operations were as follows:

Net Realized Gain on:	Investments[1]
Equity Contracts	$58,139

8

Twin Oak ETFs
NOTES TO FINANCIAL STATEMENTS
at November 30, 2024 (Unaudited)(Continued)

Net Change in Unrealized Appreciation on:	Investments[1]
Equity Contracts	$75,969

[1]	Represents realized gain and change in unrealized appreciation for purchased options during the period.
NOTE 5 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES
For the period ended November 30, 2024, the Advisor provided the Fund with investment management services under an Investment Advisory Agreement. The Advisor furnishes all investment advice, office space, and facilities, and provides most of the personnel needed by the Fund. As compensation for its services, the Advisor is entitled to a unified management fee, which is calculated daily and paid monthly, at an annual rate of 0.45% of the average daily net assets of the Fund. For the period August 19, 2024 through November 30, 2024, the Fund incurred $12,089 in advisory fees. Pursuant to the fee waiver agreement between the Advisor and the Fund, the Advisor has agreed to reduce the unified management fee from 0.45% to 0.25% of the Fund’s average daily net assets for the Fund through at least August 18, 2026 unless terminated sooner by, or with consent of the Trust’s Board of Trustees (the “Board”). For the period August 19, 2024 through November 30, 2024, the Fund waived $5,373 in advisory fees. The Advisor pays the Sub-Adviser a fee for the services it provides to the Fund from its own assets and these fees are not an additional expense of the Fund.
Under the investment advisory agreement, the Advisor has agreed to pay all expenses of the Fund except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, shareholder service fees and expenses, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act, the unified management fee payable to the Advisor, and certain other excluded expenses.
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services, LLC (“Fund Services” or the “Administrator”) acts as the Fund’s Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian, transfer agent and accountants; coordinates the preparation and payment of the Fund’s expenses and reviews the Fund’s expense accruals. Fund Services also serves as the fund accountant and transfer agent to the Fund and provides Chief Compliance Officer services to the Fund. U.S. Bank N.A., an affiliate of Fund Services, serves as the Fund’s custodian.
PINE Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. Shares of the Fund (“Shares”) are continuously offered for sale by the Distributor only in Creation Units (defined below). The Distributor will not distribute Shares in amounts less than a Creation Unit (defined below) and does not maintain a secondary market in Shares.
Certain officers of the Fund are employees of the Administrator and are not paid any fees by the Fund for serving in such capacities.
NOTE 6 – SECURITIES TRANSACTIONS
For the period ended November 30, 2024 there were no purchases or sales of securities, excluding U.S. Government securities, short-term securities, and in-kind transactions.
There were no purchases or sales of long-term U.S. Government securities.
NOTE 7 – CREATION AND REDEMPTION TRANSACTIONS
The Fund offers and issues Shares at their NAV only in aggregations of a specified number of Shares (each, a “Creation Unit”). The Fund generally offers and issues Shares in exchange for a basket of securities (“Deposit Securities”) together with the deposit of a specified cash payment (“Cash Component”). The Trust reserves the right to permit or require the substitution of a “cash in lieu” amount to be added to the Cash Component to replace any Deposit Security. Shares are listed on the New York Stock Exchange (the “Exchange”) and trade on the Exchange at market

9

Twin Oak ETFs
NOTES TO FINANCIAL STATEMENTS
at November 30, 2024 (Unaudited)(Continued)
prices that may differ from the Shares’ NAV. Shares are also redeemable only in Creation Unit aggregations, primarily for a basket of Deposit Securities together with a Cash Component. A Creation Unit of each Fund generally consists of 10,000 Shares, though this may change from time to time. As a practical matter, only institutions or large investors purchase or redeem Creation Units. Except when aggregated in Creation Units, Shares are not redeemable securities.
Shares may be issued in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to a specified percentage of the value of the missing Deposit Securities. The Trust may impose a transaction fee for each creation or redemption. In all cases, such fees will be limited in accordance with the requirements of the SEC applicable to management investment companies offering redeemable securities. As in the case of other publicly traded securities, brokers’ commissions on transactions in the secondary market will be based on negotiated commission rates at customary levels.
NOTE 8 – GUARANTEES AND INDEMNIFICATIONS
In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties, and which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

10

APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS
FOR TWIN OAK SHORT Horizon ABSOLUTE RETURN ETF AND
TWIN OAK ACTIVE OPPORTUNITIES ETF
The Board of Trustees (the “Board”) of Manager Directed Portfolios (the “Trust”) met on August 5, 2024, to consider the initial approval of the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust, on behalf of the Twin Oak Active Opportunities ETF (the “Active Opportunities ETF”) and Twin Oak Short Horizon Absolute Return ETF1 (the “Short Horizon ETF”) (each, a “Fund” and together the “Funds”), each a new series of the Trust, and the Fund’s investment adviser, Twin Oak ETF Company (the “Adviser” or “Twin Oak”). The Board also considered a Sub-Advisory Agreement between Twin Oak and Exchange Traded Concepts, LLC (“ETC”).
In conjunction with the meeting, the Board requested and received materials to assist it in considering the approval of the Advisory Agreement and Sub-Advisory Agreement. The materials provided contained information with respect to the factors enumerated below, including copies of the Advisory Agreement and Sub-Advisory Agreement, a memorandum prepared by the Trust’s outside legal counsel discussing the Board’s fiduciary obligations and the factors the Board should consider in considering the approval of the Advisory Agreement and Sub-Advisory Agreement, information relating to the experience of the Twin Oak team, as well as the proposed management fee and expense ratio of each Fund, due diligence materials relating to Twin Oak and ETC, including Form ADV, and other pertinent information. The Independent Trustees also met in executive session with legal counsel to review their duties in considering the Advisory Agreement and Sub-Advisory Agreement and the information provided.
Based on their evaluation of the information provided, the Trustees (all of whom are Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”)), approved the Advisory Agreement and Sub-Advisory Agreement, each for an initial two-year term. Below is a summary of the material factors considered by the Board and the conclusions that formed the basis for the Board’s approval of the Advisory Agreement and Sub-Advisory Agreement.
1. Nature, Extent and Quality of Services Provided to the Funds
The Trustees considered the nature, extent and quality of services that would be provided by the Adviser to each Fund. The Board considered the services to be provided by the Adviser, including portfolio management, research, security selection, compliance monitoring, marketing, ETF-related services and oversight of ETC as trading subadvisor. The Trustees also considered the nature, extent and quality of services to be provided by ETC, including trading and proxy voting. The Trustees considered the qualifications and experience of key personnel at the Adviser and ETC who will be involved in the day-to-day activities of the Funds, including Mr. Zach Wainwright and Mr. Greg Stoner, who would serve as the Funds’ portfolio managers. The Trustees noted that the Adviser is a recently formed investment adviser and does not have a performance track record for a similar strategy, but that the Funds’ proposed portfolio managers have significant investment industry experience.
The Trustees reviewed the information provided by the Adviser and ETC in response to a due diligence questionnaire. The Trustees also considered information about each firm’s financial condition. The Trustees noted that they had met with Mr. Wainwright at the Board meeting held in May 2024 to discuss the Adviser’s business, the Adviser’s investment strategy for each of the Funds and other matters related to the launch of the Funds. The Board also considered the Adviser’s and ETC’s compliance programs and the reports from the Trust’s Chief Compliance Officer and the Adviser’s Chief Compliance Officer regarding their review of the Adviser’s and ETC’s compliance program, respectively. The Trustees concluded that the Adviser had sufficient quality and depth of personnel, resources, investment methods, and compliance policies and procedures necessary to perform its duties under the Advisory Agreement and that the nature, overall quality, and extent of the management services to be provided by the Adviser to each Fund were satisfactory. The Trustees concluded that the nature, extent and quality of services to be provided to the Fund by ETC were appropriate.
2. Investment Performance of the Adviser
The Trustees noted that the Adviser does not manage any accounts in strategies similar to the Funds, and therefore did not consider the past investment performance of the Adviser as part of their deliberations. The Trustees determined that the portfolio managers have sufficient investment management experience to oversee the Funds.
[1]	The Board approved a change in the name of the Twin Oak Short Horizon Absolute Return ETF on August 11, 2024, to the “Twin Oak Short Horizon Absolute Return ETF.”

11

APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS
FOR TWIN OAK SHORT Horizon ABSOLUTE RETURN ETF AND
TWIN OAK ACTIVE OPPORTUNITIES ETF(Continued)
3. Advisory Fees and Expenses
The Trustees considered the proposed management fee to be paid to the Adviser by each Fund. The Trustees noted that the proposed management fee for each Fund would be a unified fee, similar to the fee charged by other exchange-traded funds, pursuant to which the Adviser will pay all expense of the Funds except for taxes, brokerage commissions, extraordinary expenses, other excluded expenses and the unified management fee payable to the Adviser. The Trustees considered the cost structure of each Fund relative to a peer group of funds with comparable strategies, as compiled by Barrington Partners, a third-party analytics firm (the “Barrington Peer Group”). The Board noted that the Active Opportunities ETF’s advisory fee is above the Barrington Peer Group average and the Short Horizon ETF’s advisory fee is below the Barrington Peer Group average. The Board noted that, pursuant to a fee waiver agreement between the Adviser and the Short Horizon ETF, the Adviser has agreed to waive a portion of its advisory fee for the Short Horizon ETF. The Trustees concluded that each Fund’s expenses and the management fee to be paid to the Adviser were fair and reasonable in light of the comparative expense and management fee information and the quality of the services to be provided to each Fund by the Adviser.
The Trustees then considered the sub-advisory fee paid to ETC by the Adviser for the services to be provided as the Funds’ trading sub-adviser, including the Adviser’s discussion of the appropriateness of the sub-advisory fee. The Trustees also noted that the sub-advisory fee is paid by the Adviser, not the Funds. The Trustees concluded that the sub-advisory fee to be paid to ETC by the Adviser was reasonable.
4. Costs of Services Provided and Profits Realized by the Adviser
The Trustees considered the Adviser’s financial condition. The Trustees concluded that the Adviser had sufficient financial resources to support its services to each Fund. The Trustees considered pro forma income statements for each Fund. The Trustees considered the profitability estimates for each Fund, noting that the Adviser did not expect to generate profits from the Short Horizon ETF in the first year of operations. The Trustees considered that the Adviser’s anticipated profits for the Active Opportunities ETF were reasonable.
5. Economies of Scale
The Trustees did not consider economies of scale to be a material factor given that the Funds had not yet commenced operations. The Trustees noted that the proposed management fee for each Fund did not contain any breakpoint reductions as the Fund’s assets grow in size and considered Twin Oak’s commitment to consider breakpoints in the future for the Active Opportunities ETF. The Trustees also considered Twin Oak’s agreement to waive a portion of its management fee for the Short Horizon ETF.
6. Benefits Derived from the Relationship with the Funds
Based on the information presented, the Trustees did not consider any direct or indirect benefits that could be realized by the Adviser from its association with the Funds to be material factors.
Conclusion
In considering the Advisory Agreement and Sub-Advisory Agreement, the Trustees did not identify any one factor as all-important, but rather considered these factors collectively in light of each Fund’s surrounding circumstances. Based on this review, the Trustees, including a majority of the Independent Trustees, approved the Advisory Agreement and Sub-Advisory Agreement for an initial two-year term as being in the best interests of the Funds and their shareholders.

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TWIN OAK ETFs
ADDITIONAL INFORMATION
at November 30, 2024 (Unaudited)
Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.
There were no changes in or disagreements with accountants during the period covered by this report.
Item 9. Proxy Disclosure for Open-End Investment Companies.
There were no matters submitted to a vote of shareholders during the period covered by this report.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.
Refer to information provided within financial statements.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Included above.

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Item 7(b). Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service providers.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5) Change in the registrant’s independent public accountant. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Manager Directed Portfolios

By (Signature and Title)*	/s/ Scott M. Ostrowski
Scott M. Ostrowski, President/Principal Executive Officer

Date	February 3, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Scott M. Ostrowski
Scott M. Ostrowski, President/Principal Executive Officer

Date	February 3, 2025

By (Signature and Title)*	/s/ Ryan Frank
Ryan Frank, Treasurer/Principal Financial Officer

Date	February 3, 2025

* Print the name and title of each signing officer under his or her signature.